Leases	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Leases

12.	Leases
The Company has lease agreements for its office spaces. Leases generally have lease terms between 2 years to 7 years with an option to renew the lease after that date. The Company assesses at the lease commencement date whether it is reasonably certain to exercise the extension option. The Company re-assesses
whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control.
During the year, the Company has not made any
re-assessment
related to extension options. Information about leases for which the Company is a lessee is presented below:
Amount recognized in the consolidated statement of financial position:
Set out below are the carrying amounts of the Company’s
right-of-use
assets and lease liabilities recognized and the movements during the year ended December 31, 2021 and 2020.

	Right -of-use- assets	Lease Liabilities
As at January 1, 2020	4,821	5,208
Modifications and renewals	33	(100)
Additions	(333)	(328)
Depreciation expense	(642)	—
Interest expense	—	272
Payments	—	(716)

As at December 31, 2020	3,879	4,336
Additions	316	316
Disposals	(40)	(43)
Depreciation expense	(725)	—
Interest expense	—	243
Payments	—	(904)

As at December 31, 2021	3,430	3,948

Amount recognized in the consolidated statement of operations and comprehensive loss:

	2021	2020
Depreciation expense of right-of-use assets	603	642
Interest expense on lease liabilities	243	272
Expenses relating to short term leases	95	39
Variable lease payments	453	516

Total amount recognized in consolidated statement of operations and comprehensive loss	1,394	1,469

Depreciation of
right-of-use
assets is included in depreciation and amortization expense. Interest expense related to lease liabilities is included in debenture and other financing expense.
The Company in its cash flow has classified cash payment of $660 (December 31, 2020 - $444) related to principal portion of lease payments as financing activities and cash payments of $243 (December 31, 2020 - $272) related to interest portion as operating activities consistent with the presentation of interest payments chosen by the Company.